Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	October 2011
Distribution Date	11/15/11
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 16, 2010
Closing Date:	May 13, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:	$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%	May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%	November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%	October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%	December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$17,448,462.63	0.0733129	$-	-	$17,448,462.63
Class A-3 Notes	$317,000,000.00	1.0000000	$314,736,657.82	0.9928601	$2,263,342.18
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$521,298,462.63	0.5425389	$501,586,657.82	0.5220239	$19,711,804.81

Weighted Avg. Coupon (WAC)	5.17%		5.17%
Weighted Avg. Remaining Maturity (WARM)	43.75		42.88
Pool Receivables Balance	$637,696,175.10		$613,180,013.94
Remaining Number of Receivables	50,864		50,079

Adjusted Pool Balance	$625,384,852.81		$601,491,756.07

III. COLLECTIONS

Principal:
Principal Collections	$23,452,768.56
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$759,746.04
Total Principal Collections	$24,212,514.60

Interest:
Interest Collections	$2,708,958.75
Late Fees & Other Charges	$42,721.16
Interest on Repurchase Principal	$-
Total Interest Collections	$2,751,679.91

Collection Account Interest	$2,792.97
Reserve Account Interest	$652.72
Servicer Advances	$-

Total Collections	$26,967,640.20

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	October 2011
Distribution Date	11/15/11
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$26,967,640.20
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$26,967,640.20
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$531,413.48		$531,413.48	$531,413.48
Collection Account Interest					$2,792.97
Late Fees & Other Charges					$42,721.16
Total due to Servicer					$576,927.61

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$12,504.73		$12,504.73
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$790,240.15		$790,240.15	$790,240.15

Available Funds Remaining:					$25,600,472.44

3. Principal Distribution Amount:					$19,711,804.81

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$17,448,462.63
Class A-3 Notes				$2,263,342.18
Class A-4 Notes				$-
Class A Notes Total:		19,711,804.81		$19,711,804.81
Total Noteholders Principal				$19,711,804.81

4. Available Amounts Remaining to reserve account					5,888,667.63

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					5,888,667.63

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,311,322.29
Beginning Period Amount	$12,311,322.29
Current Period Amortization	$623,064.42
Ending Period Required Amount	$11,688,257.87
Ending Period Amount	$11,688,257.87
Next Distribution Date Required Amount	$11,084,700.19

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$5,888,667.63
Current Period Release to Depositor	$5,888,667.63
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$104,086,390.18	$99,905,098.25	$99,905,098.25
Overcollateralization as a % of Adjusted Pool		16.64%	16.61%	16.61%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	October 2011
Distribution Date	11/15/11
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.39%	49,272	98.07%	$601,348,320.42
30 - 60 Days	1.28%	639	1.52%	$9,326,560.61
61 - 90 Days	0.29%	144	0.35%	$2,170,639.89
91 + Days	0.05%	24	0.05%	$334,493.02
		50,079		$613,180,013.94
Total
Delinquent Receivables 61 + days past due	0.34%	168	0.41%	$2,505,132.91
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.33%	168	0.39%	$2,504,709.45
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.31%	162	0.39%	$2,572,570.43
Three-Month Average Delinquency Ratio	0.33%		0.40%

Repossession in Current Period		53		$786,580.57
Repossession Inventory		70		$624,428.36

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,063,392.60
Recoveries				$(759,746.04)
Net Charge-offs for Current Period				$303,646.56

Beginning Pool Balance for Current Period				$637,696,175.10

Net Loss Ratio				0.57%
Net Loss Ratio for 1st Preceding Collection Period				0.60%
Net Loss Ratio for 2nd Preceding Collection Period				0.93%
Three-Month Average Net Loss Ratio for Current Period				0.70%

Cumulative Net Losses for All Periods				$7,445,914.15
Cumulative Net Losses as a % of Initial Pool Balance				0.68%

Principal Balance of Extensions				$2,913,148.76
Number of Extensions				182

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